Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Year Ended December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
U.S. treasury bills	$—	$199,999	$—	$199,999
Certificate of deposits	—	1,433	—	1,433
Short term investments:
Certificate of deposits	—	2,411	—	2,411
Other assets:
Certificate of deposits	—	285	—	285
Total	$—	$204,128	$—	$204,128
Liabilities
Earn-out liabilities (1)	$—	$—	$10,012	$10,012
Warrant liabilities (1)	—	458	—	458
Total	$—	$458	$10,012	$10,470
	Year Ended December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificate of deposits	$—	$919	$—	$919
Short term investments:
Certificate of deposits	—	992	—	992
Other assets:
Certificate of deposits	—	800	—	800
Total	$—	$2,711	$—	$2,711